1. Corporate Information and Plan of Business Operations (Details Narrative)	Feb. 09, 2018 USD ($)	Feb. 09, 2018 EUR (€)	Feb. 08, 2018 USD ($)	Feb. 08, 2018 EUR (€)	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Sep. 30, 2013 USD ($) $ / shares shares
Statement Line Items [Line Items]
Aggregate shares transferred | shares									1,719,317
Share price, per share | $ / shares									$ 10.96
Fair value of consideration transferred | $									$ 18,843,714
Number of shares outstanding | shares					1,903,723	1,903,723	1,954,651
Treasury Shares [Member]
Statement Line Items [Line Items]
Number of shares outstanding | shares					139,628	139,628	85,800	85,800
Subsidiaries [Member]
Statement Line Items [Line Items]
Percentage of interest acquired									100.00%
Nova S.r.l. (Nova) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired									100.00%
Delfin S.r.l. (Delfin) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired									100.00%
SIM S.r.l. (SIM) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired									100.00%
Dieci Real Estate S.r.l. (Dieci) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired									100.00%
Ellegi S.r.l. (Ellegi) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired									100.00%
Ellegi S.r.l. (Ellegi) [Member] | Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Percentage of leasable area sold			52.00%	52.00%
Sale of property | $			$ 2,270,000
Ellegi S.r.l. (Ellegi) [Member] | Non-adjusting events after reporting period [Member] | Buozzi Building [Member]
Statement Line Items [Line Items]
Sale of property | $	$ 171,000
Ellegi S.r.l. (Ellegi) [Member] | Non-adjusting events after reporting period [Member] | Euro Member Countries, Euro
Statement Line Items [Line Items]
Sale of property | €				€ 1,850,000
Ellegi S.r.l. (Ellegi) [Member] | Non-adjusting events after reporting period [Member] | Euro Member Countries, Euro | Buozzi Building [Member]
Statement Line Items [Line Items]
Sale of property | €		€ 150,000
G.S.I. S.r.l. (GSI) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired									100.00%
Imperatrice S.r.l. (Imperatrice) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired								100.00%
Magfin S.r.l. (Magfin) [Member]
Statement Line Items [Line Items]
Percentage of interest acquired									100.00%